As filed with the Securities and Exchange Commission on August 23, 2023

File No. 033-37722
File No. 811-06218

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

PRE-EFFECTIVE AMENDMENT NO.  ☐

POST-EFFECTIVE AMENDMENT NO.  25  ☒

and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

AMENDMENT NO. 91 ☒

 MONY VARIABLE ACCOUNT A

(Exact Name of Registrant)

MONY Life Insurance Company

(Name of Depositor)

5788 Widewaters Parkway

Syracuse, New York 13214

(Address of Depositor’s Principal Executive Offices)

(205) 268-1000

(Depositor’s Telephone Number, including Area Code)

BRANDON J. CAGE, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on ________ pursuant to paragraph (b) of Rule 485
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐  on             pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

Supplement dated August 23, 2023, to the Updating Summary Prospectus and Prospectus
dated May 1, 2023, for MONY Master variable annuity contracts issued by MONY Life Insurance Company
MONY Variable Account A

This Supplement amends certain information in your variable annuity contract (“Contract”) prospectus (the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

Important Notice Regarding the Reorganization of Several EQ Premier VIP Trust Portfolios
The Board of Trustees of the EQ Premier VIP Trust (the “VIP Trust”) approved a form of Agreement and Plan of Reorganization and Termination to reorganize VIP Trust Portfolios (the “Acquired Portfolio”) into newly created Portfolios (the Acquiring Portfolio”) of the EQ Advisors Trust (the “EQ Trust”) that are substantially identical to the Acquired Portfolios (the “Reorganizations”). The Reorganizations are subject to approval and will be submitted to Acquired Portfolio Contractholders for their consideration at a special shareholder meeting to be held on or about October 23, 2023. If approved, the Reorganizations are expected to take place early November 2023 (the “Closing Date”).  The list of Acquired Funds and corresponding Acquiring Funds are shown in the table below:
VIP Trust – Acquired Portfolios	EQ Trust - Acquiring Portfolios*
EQ/Aggressive Allocation Portfolio	EQ/Aggressive Allocation Portfolio
EQ/Conservative Allocation Portfolio	EQ/Conservative Allocation Portfolio
EQ/Conservative-Plus Allocation Portfolio	EQ/Conservative-Plus Allocation Portfolio
EQ/Moderate Allocation Portfolio	EQ/Moderate Allocation Portfolio
EQ/Moderate-Plus Allocation Portfolio	EQ/Moderate-Plus Allocation Portfolio
* Equitable Investment Management Group, LLC serves as the investment adviser for the Acquired Portfolios and the Acquiring Portfolios and will continue to serve as the investment adviser for the Acquiring Portfolios after the Reorganizations.
Contractholders of each Acquired Portfolio will vote separately on each Reorganization, and a Reorganization will only occur if approved. On the Closing Date, after the close of business, your Contract value in the subaccount invested in each Acquired Portfolio at the time of the Reorganization will become invested in the subaccount that invests in the corresponding class of an Acquiring Portfolio, and the Acquired Portfolio will liquidate, cease operations, and will no longer be available for investment. You may continue to allocate or transfer into or out of the Acquired Portfolios until the Closing Date. Any allocation instruction you have on file that includes the Acquired Portfolios will be automatically updated with the corresponding Acquiring Portfolio after the Closing Date.
A combined Proxy Statement/Prospectus will be sent to Contractholders invested in the Acquired Portfolios requesting their vote on the proposal, which will include a full discussion of the Reorganizations and the factors the Board of Trustees considered in approving the proposal.
Your rights and obligations under the Contract and your Contract value will not change as a result of the Reorganizations. The fees and charges under the Contract will not change and there are no tax consequences to you as a result of the Reorganizations.
*          *          *
As of the Closing Date, this Supplement amends your Prospectus by removing all references to the Acquired Funds as Portfolios under the Contract. As of the Closing Date, the Acquiring Funds will be added as Investment Options under your Contract/Policy.
If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Acquired Funds, or other Portfolios available under your Contract, you may contact us by writing or calling Protective Life at P.O. Box 1854, Birmingham, AL 35201-1854 or toll free at 800-487-6669. You may also obtain Acquired Fund and other Portfolio prospectuses online at www.protective.com/productprospectus by selecting your Contract then "Investment Options." Please work with your financial representative to determine if your existing allocation instruction should be changed before or after the Closing Date.
114182v68A
1

Prospectus
(Included in Registrant’s Form N-4, File No. 033-37722 Accession No. 0001104659-23-051044 filed on April 27, 2023, and incorporated by reference herein.)

SAI
(Included in Registrant’s Form N-4, File No. 033-37722 Accession No. 0001104659-23-051044 filed on April 27, 2023, and incorporated by reference herein.)

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)
Certification of Resolution of Board of Directors of The Mutual Life Insurance Company of New York authorizing the establishment of MONY Variable Account A, adopted November 28, 1990, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-4 (File No. 333-92312) filed on June 3, 2003.

(b)	Not applicable.

(c)
(a) Underwriting Agreement among The Mutual Life Insurance Company of New York, MONY Securities Corporation, and MONY Series Fund, Inc., dated January 1, 1991, incorporated herein by reference to post-effective amendment no. 25 to the registration statement on Form N-1A (File No. 2-95501) filed on April 30, 2004.

(b) Form of selling agreement between underwriter and dealers (Broker-Dealer Supervisory and Sales Agreement), incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(c) Form of commission schedule between underwriter and dealer, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(d) Appointment of Distributor for In-Force MONY Variable Life and Annuity Contracts, dated October 24, 2013, incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 033-37722) filed on April 30, 2021.

(d)
(a) Form of Flexible Payment Variable Annuity Contract., incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 033-37722) filed on December 17, 1990. Filed in paper.

(e)
Form of application for Flexible Payment Variable Annuity Contract, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 033-37722) filed on December 17, 1990. Filed in paper.

(f)
 (a) Amended and Restated Charter and Amended and Restated By-Laws of MONY Life Insurance Company, incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-71417) filed on January 29, 1999.

(b) Amended and Restated Charter of MONY Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 033-37722) filed on April 30, 2021.

(c) Amended and Restated By-laws of MONY Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 033-37722) filed on April 30, 2021.

(g)	Not applicable.

(h)
(1) Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company America and MONY Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 7 to the registration statement on Form N-4 (File No. 333-72259) filed on April 18, 2001.

(2) Participation Agreement among MONY Life Insurance Company and EQ Premier VIP Trust, incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 033-37722) filed on April 30, 2021.

(3) Participation Agreement among MONY Life Insurance Company and EQ Advisors Trust, incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 033-37722) filed on April 30, 2021.

(i)	Not applicable

(j)	Not applicable

(k)
Opinion and Consent of David S. Waldman, Vice President-Chief Operations Counsel, MONY Life Insurance Company, as to the legality of the securities being registered., incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 33-37722) filed on May 14, 2004.

(l)	(1) Consents of KPMG LLP, filed herein.

(2) Consent of Eversheds Sutherland (US) LLP, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 033-37722) filed on April 27, 2023.

(3) Powers of Attorney, incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 033-37722) filed on April 27, 2023.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Alazraki, Marcia Drucker	Director
Banerjee Choudhury, Shiladitya (Deep)	Senior Vice President, and Treasurer
Bartlett, Malcolm Lee	Senior Vice President, Corporate Tax
Bielen, Richard J.	Executive Vice President, and Director
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Foster, Steven D.	Director
Harrison, Wade V.	Chairman of the Board, President, and Director
Kohler, Matthew	Senior Vice President, and Chief Information Officer
Lee, Felicia M.	Secretary, Vice President, and Senior Counsel
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Passafiume, Philip E.	Executive Vice President, and Chief Investment Officer
Pugh, Barbara N.	Senior Vice President, and Chief Accounting Officer
Radnoti, Francis	Senior Vice President, and Chief Product Officer
Rahman, Pooja T.	Senior Vice President, and Chief Risk Officer
Thompson, E. Allen	Chief Information Security Officer, Primary Intelligence/Information Officer NY-DOI
Walker, Steven G.	Vice Chairman, Finance and Risk, and Director
Wells, Paul R.	Executive Vice President, Chief Financial Officer, and Director
Williams, Lucinda S.	Executive Vice President, and Chief Operating Officer
Wright, Cathy Suzanne	Director
*The business address for all officers and directors of MONY Life Insurance Company (“MONY”) is 5788 Widewaters Parkway, Syracuse, New York.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of Dai-ichi Life Holdings, Inc. Protective Life Corporation is described more fully in the prospectus included in this registration statement.

For more information regarding the company structure of Protective Life Corporation and Dai-ichi Life Holdings, Inc., please refer to the organizational chart incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on August 7, 2023.

Item 30. Indemnification

Article XV of MONY Life Insurance Company’s Amended and Restated By-Laws provides, in part:

Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Section 722 of the business corporation law of the State of New York, the Board may adopt all resolutions, authorized all agreements and take all actions with respect to the indemnification of directors and officers, and the advance payment of their expenses in connection herewith.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)  Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, Protective Variable Life Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL, Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, and Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts: Variable Annuity-1 Series Account, Variable Annuity-1 Series Account of Great West Life & Annuity Insurance Company of New York, Variable Annuity-2 Series Account, Variable Annuity-2 Series Account [New York], Variable Annuity-3 Series Account, COLI VUL-2 Series Account, COLI VUL-2 Series Account of Great West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company, Maxim Series Account of Great West Life & Annuity Insurance Company, Prestige Variable Life Account, Pinnacle Series Account of Great West Life & Annuity Insurance Company, Trillium Variable Annuity Account.

(b)  The following information is furnished with respect to the officers and directors of IDI

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Coffman, Benjamin P.	Assistant Financial Officer	Senior Director Financial Reporting
Creutzmann, Scott E.	Director	Senior Vice President and Chief Compliance Officer
Gilmer, Joseph F.	Assistant Financial Officer	Senior Analyst Financial Reporting
Guerrera, Darren C.	Chief Financial Officer	Vice President
Hicks, Victoria Ann	Senior Supervisory Principal	Senior Supervisory Principal
Johnson, Julena G.	Assistant Compliance Officer	Director Regulatory
Lee, Felicia M.	Secretary	Secretary, Vice President, and Senior Counsel
Lippeatt, Jason H.	Supervisory Principal	Supervisory Principal
McCreless, Kevin L.	Chief Compliance Officer	Senior Director Regulatory
Morsch, Letitia A.	Assistant Secretary, and Director	Vice President, Head of Retail Retirement Operations
Reed, Alisha D.	Director	Vice President, Head of Marketing Strategy
Richards, Megan P.	Assistant Secretary	Assistant Secretary
Tennent, Rayburn	Assistant Financial Officer	Senior Analyst Financial Reporting
Wagner, James	President and Director	Senior Vice President and Chief Distribution Officer

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 32. Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company, in whole or in part, at its principal offices at 5788 Widewaters Parkway, Syracuse, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

Item 33. Management Services

Not applicable.

Item 34. Fee Representation

MONY Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, MONY Variable Account A and MONY Life Insurance Company certify that they meet the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and have duly caused Post-Effective Amendment No. 25 to this Registration Statement to be signed on their behalf by the undersigned thereunto duly authorized, on August 23, 2023.

MONY VARIABLE ACCOUNT A (Registrant)

By:	*

Wade V. Harrison, Chairman of the Board, President and Director of MONY Life Insurance Company

MONY LIFE INSURANCE COMPANY (Depositor)

By:	*

Wade V. Harrison, Chairman of the Board, President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
*		Chairman of the Board, President and Director	August 23, 2023
Wade V. Harrison		(Principal Executive Officer)

*		Vice Chairman, Finance and Risk, and Director	August 23, 2023
Steven G. Walker

*		Executive Vice President, Chief Financial Officer, and Director	August 23, 2023
Paul R. Wells		(Principal Financial Officer)

*		Executive Vice President, and Director	August 23, 2023
Richard J. Bielen

*		Director	August 23, 2023
Marcia Drucker Alazraki

*		Director	August 23, 2023
Cathy Suzanne Wright

*		Director	August 23, 2023
Stephen D. Foster

*BY:	/S/ BRANDON J. CAGE		August 23, 2023
Brandon J. Cage
Attorney-in-Fact

EXHIBIT INDEX
(l) (1) Consents of KPMG LLP